Recurring Fair Value Measurements (restated)	3 Months Ended
Mar. 08, 2021
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements (restated)
Note 10 — Recurring Fair Value Measurements (restated)
Investment Held in Trust Account
As of September 30, 2021, investment securities in the Company’s Trust Account consisted of a mutual funds that invest primarily in U.S. government securities in the amount of $400,000,000. Since all of the Company’s permitted investments consist of treasury securities, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.
Warrant Liability
At March 8, 2021, the Company’s warrants liability wa
s
 valued at $32,333,617. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.
Recurring Fair Value Measurements
The Company’s investments consist of mutual funds that invest primarily in U.S. government securities. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the warrant liability is classified within Level 3 of the fair value hierarchy.
The following table presents fair value information as of March 8, 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account —
U.S. Treasury Securities —
Market Fund	$400,000,000	$400,000,000
Liabilities:
Private Placement Warrants	11,779,653			11,779,653
Public Warrants	20,553,964			20,553,964
Measurement
The Company established the initial fair value for the Warrants as of March 8, 2021, which was the date of the consummation of the Company’s IPO, and the fair value for the Warrants will be remeasured at the end of each reporting period. At March 8, 2021, neither the Public Warrants nor the Private Warrants were separately traded on an open market, but the Public Warrants did commence separate trading as of April 26, 2021. As such, the Company used a Monte Carlo simulation model to value the Warrants at March 8, 2021. The Warrants were initially classified within Level 3 of the fair value hierarchy at the initial measurement dates due to the use of unobservable inputs.
The key inputs into the Monte Carlo simulation model for the Warrants were as follows:

Risk-fee interest rate	1.00%
Expected term (years)	5.70
Expected volatility	24.2%
Exercise price	$11.50
Probability of completing a business combination	90%
Dividend yield	0%